Investment in Unconsolidated Joint Ventures (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Joint Ventures

6. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
We co-invest with third parties in joint ventures that own multiple properties. As a result of the Merger in November 2018, we acquired a 20% interest in the NRP joint venture. In November 2018, we also entered into an agreement (the “Joint Venture Agreement”) with Northwestern Mutual to create the GRP I joint venture. Under the terms of the Joint Venture Agreement, we contributed or sold all of our ownership interests in 17 grocery-anchored shopping centers to the GRP I joint venture.
The following table details our investment balances in these unconsolidated joint ventures, which are accounted for using the equity method of accounting and are considered to be related parties to us as of June 30, 2019 and December 31, 2018 (dollars in thousands):

	June 30, 2019		December 31, 2018
	NRP	GRP I	NRP	GRP I
Ownership percentage	20%	15%	20%	15%
Number of properties	13	17	13	17
Investment balance	$14,454	$27,964	$16,198	$29,453
Unamortized basis adjustments(1)	5,317	—	6,026	—

(1)
Our investment in NRP differs from our proportionate share of the entity’s underlying net assets due to basis differences initially recorded at $6.2 million arising from the Merger and recording the investment at fair value.

The following table summarizes the operating information of the unconsolidated joint ventures and their impact on our consolidated statements of operations and consolidated statements of equity. We did not have any investments in unconsolidated joint ventures during the three and six months ended June 30, 2018 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2019		June 30, 2019
	NRP	GRP I	NRP	GRP I
Loss from unconsolidated joint ventures, net	$114	$52	$202	$65
Amortization of basis adjustments(1)	354	—	709	—
Distributions	551	509	833	1,424

(1)	These amounts are amortized starting at the date of the Merger and recorded as an offset to earnings from the NRP joint venture in Other Expense, Net on our consolidated statements of operations.

6. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Grocery Retail Partners I—On November 9, 2018, through our direct and indirect subsidiaries, we entered into a joint venture with Northwestern Mutual, pursuant to which we contributed 14 and sold 3 grocery-anchored shopping centers with a fair value of approximately $359 million to the new joint venture, GRP I, in exchange for a 15% ownership interest in GRP I. Northwestern Mutual acquired an 85% ownership interest in GRP I by contributing cash of $167.1 million. As a part of the transaction, GRP I distributed or paid cash of $161.8 million to us as well as assumed an existing portfolio mortgage loan of $175 million with a fair value of $165.0 million to which we are the non-recourse carveout guarantor and environmental indemnitor (see Note 16 for more detail). We recognized a gain of $92.5 million on the transaction which is recorded as Gain on Sale or Contribution of Property, Net on the statement of operations.
Necessity Retail Partners—In connection with the Merger, we assumed a 20% equity interest in NRP. NRP was initially formed in March 2016 between REIT II and an affiliate of TPG Real Estate and is set to expire seven years after the date of the joint venture contribution agreement (the “NRP Joint Venture Agreement”) unless otherwise extended by the members. The NRP Joint Venture Agreement requires a contribution of up to $50 million to the joint venture. Of the maximum $50 million contribution, approximately $17.5 million was previously contributed by REIT II prior to the Merger.
Our investment in NRP differs from our proportionate share of the entities' underlying net assets due to basis differences of $6.2 million arising from the Merger and recording the investment at fair value. These amounts are amortized starting at the date of the Merger and recorded as an offset to earnings from the joint venture in Other (Expense) Income, Net on our consolidated statements of operations. The remaining unamortized balance as of December 31, 2018 was $6.0 million.
The following table summarizes the activity related to our unconsolidated joint ventures as of December 31, 2018 (dollars in thousands):

	December 31, 2018
	GRP I	NRP
Ownership percentage	15%	20%
Number of shopping centers	17	13
Investment balance	$29,453	$16,198
Distributions after formation or assumption	—	200
Loss from unconsolidated joint ventures, net	35	250